segment information	6 Months Ended
Jun. 30, 2019
segment information
segment information

5     segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

A significant judgment we make is in respect of distinguishing between our wireless and wireline operations and cash flows (and this extends to allocations of both direct and indirect expenses and capital expenditures). The clarity of such distinction has been increasingly affected by the convergence and integration of our wireless and wireline telecommunications infrastructure technology and operations. Less than one-half of the operating expenses included in the segment performance measure reported to our chief operating decision-maker are direct costs; judgment, largely based upon historical experience, is applied in apportioning indirect expenses which are not objectively distinguishable between our wireless and wireline operations. The continued build-out of our technology-agnostic fibre-optic infrastructure, in combination with converged edge network technology, has significantly affected this judgment, as has the commercialization of fixed-wireless telecommunications solutions for customers and the consolidation of our non-customer facing operations. As a result, it has become increasingly difficult and impractical to objectively and clearly distinguish between our wireless and wireline operations and cash flows, and the assets from which those cash flows arise.

As we do not currently aggregate operating segments, our reportable segments as at June 30, 2019, are also wireless and wireline. The wireless segment includes network revenues and equipment sales arising from mobile technologies. The wireline segment includes data revenues (which include Internet protocol; television; hosting, managed information technology and cloud-based services; customer care and business services; certain healthcare solutions; and home and business security), voice and other telecommunications services revenues (excluding wireless arising from mobile technologies), and equipment sales. Segmentation has been based on similarities in technology (mobile versus fixed), the technical expertise required to deliver the services and products, customer characteristics, the distribution channels used and regulatory treatment. Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	Wireless		Wireline		Eliminations		Consolidated
Three-month periods ended June 30 (millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$1,534	$1,503	$1,552	$1,450	$—	$—	$3,086	$2,953
Equipment	444	418	57	69	—	—	501	487
Revenues arising from contracts with customers	1,978	1,921	1,609	1,519	—	—	3,587	3,440
Other operating income	5	8	5	5	—	—	10	13
	1,983	1,929	1,614	1,524	—	—	3,597	3,453
Intersegment revenues	14	12	60	50	(74)	(62)	—	—
	$1,997	$1,941	$1,674	$1,574	$(74)	$(62)	$3,597	$3,453
Pro forma EBITDA [1] reported to chief operating decision-maker	$919	$872	$454	$433	$—	$—	$1,373	$1,305
Retrospective IFRS 16 simulation [2]	—	(28)	—	(26)	—	—	—	(54)
EBITDA [1]	$919	$844	$454	$407	$—	$—	$1,373	$1,251
CAPEX, excluding spectrum licences [3]	$223	$243	$547	$548	$—	$—	$770	$791

Operating revenues – external (above)	$3,597	$3,453
Goods and services purchased	1,466	1,491
Employee benefits expense	758	711
EBITDA (above)	1,373	1,251
Depreciation	470	411
Amortization	163	148
Operating income	740	692
Financing costs	189	150
Income before income taxes	$551	$542

Six-month periods ended June 30	Wireless		Wireline		Eliminations		Consolidated
(millions)	2019	2018	2019	2018	2019	2018	2019	2018
Operating revenues
External revenues
Service	$3,034	$2,982	$3,072	$2,857	$—	$—	$6,106	$5,839
Equipment	863	822	107	130	—	—	970	952
Revenues arising from contracts with customers	3,897	3,804	3,179	2,987	—	—	7,076	6,791
Other operating income	10	15	17	24	—	—	27	39
	3,907	3,819	3,196	3,011	—	—	7,103	6,830
Intersegment revenues	27	23	116	102	(143)	(125)	—	—
	$3,934	$3,842	$3,312	$3,113	$(143)	$(125)	$7,103	$6,830
Pro forma EBITDA [1] reported to chief operating decision-maker	$1,827	$1,736	$925	$891	$—	$—	$2,752	$2,627
Retrospective IFRS 16 simulation [2]	—	(56)	—	(51)	—	—	—	(107)
EBITDA [1]	$1,827	$1,680	$925	$840	$—	$—	$2,752	$2,520
CAPEX, excluding spectrum licences [3]	$400	$425	$1,016	$1,016	$—	$—	$1,416	$1,441

Operating revenues – external (above)	$7,103	$6,830
Goods and services purchased	2,887	2,899
Employee benefits expense	1,464	1,411
EBITDA (above)	2,752	2,520
Depreciation	940	822
Amortization	310	287
Operating income	1,502	1,411
Financing costs	357	306
Income before income taxes	$1,145	$1,105
(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

For purposes of the chief operating decision-maker’s assessment of performance during the 2019 fiscal year relative to the fiscal 2018 year, we have simulated IFRS 16 adjustments to the fiscal 2018 results in calculating pro forma results. The simulated IFRS 16 adjustments are: (i) a cash-based proxy and should not be considered comparable to the results that would have been reported had IFRS 16 been applied retrospectively to each comparative period applying IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (see Note 2(a)); and (ii) do not have any standardized meaning prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers.

(3)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.